Share-based payments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion	1
Total share based payment expense	$ 76.9	$ 92.1
Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	0.333%
Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	0.027%